Acquisitions (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jul. 29, 2020	Dec. 31, 2021	Dec. 31, 2021	Oct. 08, 2021
Acquisitions (Details) [Line Items]
Purchase price per share (in Dollars per share)					$ 0.01
Convertible promissory notes			$ 4,753,673	$ 4,753,673
Principal amount	$ 1,260,000
Net of debt discount			1,126,672	1,126,672
Asiens [Member] | May 28, 2020 [Member]
Acquisitions (Details) [Line Items]
Business acquisition purchase price			1,918,000	1,918,000
Business acquisition purchase price in cash			233,000	233,000
Business acquisition purchase price payable in promissory note			200,000	200,000
Business acquisition purchase price payable earn out payments			$ 655,000	$ 655,000
Business acquisition shares of common stock (in Shares)			415,000	415,000
Mutual value			$ 830,000	$ 830,000
Business acquisition value of common stock			$ 1,037,500	$ 1,037,500
Purchase price per share (in Dollars per share)			$ 2.5	$ 2.5
Amortizing promissory note		6.00%
Fair value of the net tangible assets			$ 1,182,925	$ 1,182,925
Kyle’s Acquisition [Member]
Acquisitions (Details) [Line Items]
Business acquisition purchase price			6,839,792	6,839,792
Business acquisition purchase price in cash			4,389,792	4,389,792
Business acquisition purchase price payable in promissory note			$ 1,050,000	$ 1,050,000
Business acquisition shares of common stock (in Shares)			700,000	700,000
Mutual value			$ 1,400,000	$ 1,400,000
Business acquisition value of common stock			3,675,000	3,675,000
Fair value of the net tangible assets			$ 3,516,530	$ 3,516,530
Subordinate note, percentage			8.00%	8.00%
Wolo Acquisition [Member]
Acquisitions (Details) [Line Items]
Business acquisition purchase price in cash			$ 6,550,000	$ 6,550,000
Business acquisition purchase price payable in promissory note			850,000	850,000
Fair value of the net tangible assets			6,606,403	6,606,403
Cash due to seller			$ 8,344,056	$ 8,344,056
Percentage of secured promissory note			6.00%	6.00%
Working capital			$ 944,056	$ 944,056
H&I Acquisition [Member]
Acquisitions (Details) [Line Items]
Purchase price				15,441,173
Cash			10,687,500	$ 10,687,500
Promissory notes				6.00%
Principal amount				$ 5,880,345
Fair value of the net assets			3,716,376	$ 3,716,376
Profoma [Member]
Acquisitions (Details) [Line Items]
Revenue, description				The revenue and net loss before non-controlling interest of Asien’s from May 29, 2020 through December 31, 2020 included in the consolidated income statement amounted to approximately $7,625,222 and $431,641, respectively. The revenue and net loss before non-controlling interest of Kyle’s from October 1, 2020 through December 31, 2020 included in the consolidated statement of operations amounted to approximately $1,120,224 and $380,500, respectively. The revenue and net loss before non-controlling interest of Wolo from April 1, 2021 through December 31, 2021 included in the consolidated income statement amounted to approximately $5,716,030 and $1,970,239, respectively.
Income statement approximately			10,249,281
Income statement respectively			$ 81,773
Minimum [Member] | Property, Plant and Equipment [Member] | Asiens [Member]
Acquisitions (Details) [Line Items]
Estimated useful life				5 years
Minimum [Member] | Property, Plant and Equipment [Member] | Kyle’s Acquisition [Member]
Acquisitions (Details) [Line Items]
Estimated useful life				3 years
Maximum [Member] | Property, Plant and Equipment [Member] | Asiens [Member]
Acquisitions (Details) [Line Items]
Estimated useful life				13 years
Maximum [Member] | Property, Plant and Equipment [Member] | Kyle’s Acquisition [Member]
Acquisitions (Details) [Line Items]
Estimated useful life				7 years